Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Numerator:
Profit	$ 105,433	$ 86,436	$ 37,763
Denominator:
Basic weighted average ordinary shares outstanding	50,139,389	50,388,440	50,582,852
Dilutive impact of equivalent stock options and RSUs	2,138,724	2,527,160	2,357,456
Diluted weighted average ordinary shares outstanding	52,278,113	52,915,600	52,940,308